Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Statement of Comprehensive Income [Abstract]
Tax related to Pension and OPEB liability	$ (232)	$ (19)	$ (492)	$ (38)